Property and equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and equipment, net
Property and equipment, net

3.Property and equipment, net

Property and equipment, net consist of the following (in thousands):

	As of
	September 30,	December 31,
	2025	2024
Office equipment	$90	$88
Less accumulated depreciation	(68)	(54)
Property and equipment, net	$22	$34

We recorded depreciation expense of $5 thousand and $14 thousand for the three and nine months ended September 30, 2025 and $5 thousand and $15 thousand for the three and nine months ended September 30, 2024, which was included in general and administrative operating expenses in the accompanying condensed consolidated statements of operations.

3.Property and equipment, net

Property and equipment, net consist of the following (in thousands):

	As of
	December 31,
	2024	2023
Office equipment	$88	$80
Less accumulated depreciation	(54)	(34)
Property and equipment, net	$34	$46

We recorded depreciation expense of $20 thousand and $6 thousand for 2024 and 2023, respectively, which was included in general and administrative operating expenses in the accompanying consolidated statements of operations.